Schedule of Investments

The 3D Printing ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.4%

Aerospace & Defense - 5.2%
General Electric Co.	12,623	$2,042,654
Hexcel Corp.	2,135	137,088
L3Harris Technologies, Inc.	9,554	2,045,034
Moog, Inc., Class A	12,640	2,010,645
Total Aerospace & Defense		6,235,421

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	13,689	2,018,854

Automobile Components - 1.7%
Cie Generale des Etablissements Michelin SCA (France)	52,151	2,013,621

Chemicals - 0.8%
5N Plus, Inc. (Canada)*	37,840	128,364
Arkema SA (France)	1,261	130,604
Avient Corp.	3,095	131,290
DuPont de Nemours, Inc.	1,783	129,268
Eastman Chemical Co.	1,365	128,911
Evonik Industries AG (Germany)	6,391	133,306
Toray Industries, Inc. (Japan)	28,180	129,040
Total Chemicals		910,783

Electrical Equipment - 1.7%
AMETEK, Inc.	11,227	1,960,908
SGL Carbon SE (Germany)*	17,395	124,935
Total Electrical Equipment		2,085,843

Electronic Equipment, Instruments & Components - 9.4%
FARO Technologies, Inc.*	241,015	4,519,031
Hexagon AB, Class B (Sweden)	181,234	1,919,991
Jabil, Inc.	1,054	123,698
Renishaw PLC (United Kingdom)	91,424	4,740,901
Total Electronic Equipment, Instruments & Components		11,303,621

Health Care Equipment & Supplies - 8.7%
Align Technology, Inc.*	6,604	1,864,838
DENTSPLY SIRONA, Inc.	147,541	4,427,705
Straumann Holding AG (Switzerland)	31,148	4,167,750
Total Health Care Equipment & Supplies		10,460,293

Household Durables - 4.0%
Nikon Corp. (Japan)	462,357	4,810,753

Industrial Conglomerates - 4.0%
3M Co.	1,433	138,299
Siemens AG (Germany)	24,871	4,668,803
Total Industrial Conglomerates		4,807,102

Life Sciences Tools & Services - 3.9%
BICO Group AB (Sweden)*	1,114,657	4,683,008

Machinery - 21.6%
3D Systems Corp.*	1,318,806	4,418,000
Desktop Metal, Inc., Class A*	5,545,960	4,339,159
Kennametal, Inc.	5,439	127,980
Lincoln Electric Holdings, Inc.	8,080	1,773,802
Markforged Holding Corp.*	6,795,059	4,151,102
OC Oerlikon Corp. AG (Switzerland)	455,315	1,977,283
Proto Labs, Inc.*	144,302	4,398,325
Sandvik AB (Sweden)	5,994	121,127
Stratasys Ltd.*	460,802	4,478,995
Total Machinery		25,785,773
Investments	Shares	Value

Metals & Mining - 2.0%
ATI Inc.*	2,565	$153,131
Carpenter Technology Corp.	1,651	141,491
Kaiser Aluminum Corp.	21,543	1,949,426
voestalpine AG (Austria)	4,938	132,378
Total Metals & Mining		2,376,426

Software - 22.5%
Altair Engineering, Inc., Class A*	54,837	4,411,637
ANSYS, Inc.*	13,772	4,474,247
Autodesk, Inc.*	20,772	4,421,320
Dassault Systemes SE (France)	111,060	4,388,922
Materialise NV (Belgium)*(a)	903,193	4,714,667
PTC, Inc.*	25,433	4,512,832
Total Software		26,923,625

Technology Hardware, Storage & Peripherals - 7.9%
Eastman Kodak Co.*	28,436	127,962
HP, Inc.	166,287	4,671,002
Nano Dimension Ltd. (Israel)*(a)	1,887,935	4,549,923
Xerox Holdings Corp.	8,101	107,662
Total Technology Hardware, Storage & Peripherals		9,456,549

Trading Companies & Distributors - 4.3%
Xometry, Inc., Class A*	287,532	5,138,197
Total Common Stocks
(Cost $169,457,595)		119,009,869
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $181,057)	1,702	135,247

MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (b)
(Cost $183,777)	183,777	183,777
Total Investments–99.7%
(Cost $169,822,429)		119,328,893
Other Assets in Excess of Liabilities–0.3%		305,459
Net Assets–100.0%		$119,634,352

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$119,009,869	$–	$–	$119,009,869
Preferred Stock‡	135,247	–	–	135,247
Money Market Fund	183,777	–	–	183,777
Total	$119,328,893	$–	$–	$119,328,893

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.